Goodwill and Intangible Assets (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of estimated future amortization expense of acquired intangible assets
2013		$ 578,502
2014		576,799
2015		565,822
2016		532,350
2017		518,199
Thereafter		2,909,402
Net Book Value	$ 8,946,011	$ 9,105,843	$ 802,131